EQUITY, Distribution of dividends (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/) S/ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/) S/ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/) S/ / shares	Dec. 31, 2019 USD ($)	Sep. 25, 2019 PEN (S/)
Dividend distribution [Abstract]
Date of meeting held by management for dividends declared	Aug. 26, 2021	Aug. 26, 2021	Feb. 27, 2020	Feb. 27, 2020	Feb. 27, 2019	Feb. 27, 2019
Dividends distribution, net of treasury shares effect	S/ 398,808	$ 96,540	S/ 2,392,844	$ 702,105	S/ 1,595,229	$ 481,215
Payment of dividends per share (in soles) | S/ / shares	S/ 5.0000		S/ 30.0000		S/ 20.0000
Date of dividends payout	Oct. 07, 2021	Oct. 07, 2021	May 08, 2020	May 08, 2020	May 10, 2019	May 10, 2019
Exchange rate published by the SBS	4.1310	4.1310	3.4081	3.4081	3.3150	3.3150
Dividends payout (equivalent in thousands of US$)	S/ 398,808	$ 96,540	S/ 2,392,844	$ 702,105	S/ 1,595,229	$ 481,215
Interim dividend payable | S/							S/ 638,100
Withholding tax rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%